Subsequent events	12 Months Ended
Dec. 31, 2012
Subsequent events
Subsequent events

32.  Subsequent events

Other than the transactions occurring in 2012 already described above, the following events have taken place in 2013:

a)             Loan borrowing

During January 2013 to the report date, the Group borrowed short-term loans of RMB533,961 from various financial institutions in the PRC, among which, two short-term loans of RMB 200,000 and RMB 28,000 were guaranteed by Hebei Jinglong Group. The borrowings have two months to one year terms and will expire at various times. The average interest rate is 6.30% per annum. The Group also repaid loans of RMB 524,277 during the subsequent period.

b)             Share transfer of Hebei NingJin Songgong

In January 2013, M.SETEK transferred its 65% equity interests in Hebei Ningjing Songgong to the Group upon obtaining relevant government approval for a total consideration of RMB 150,483. The group started consolidating Hebei Ningjing Songgong effective February 1, 2013. (see Note 8). Due to the limited time since the acquisition date, the initial purchase allocation for the business combination is incomplete at this time. As a result, we are unable to provide disclosures of the amounts that will be recognized as of the acquisition date for the major classes of assets acquired and liabilities assumed as well as the required pro forma disclosures of revenues and earnings of the combined entity.